Plant and Equipment - Schedule of Carrying Amount of the Plant and Equipment (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Gross Carrying Amount [Member] | Motor vehicle [Member]
Schedule of Carrying Amount of the Plant and Equipment [Line Items]
Motor vehicles	RM 524,510	$ 129,158	RM 284,970